Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net loss	$ (4,625,938)	$ (5,319,261)
Adjustments for non-cash items
Depreciation of property, plant and equipment	192,563	69,909
Amortization of intangible assets	240,062	11,550
Depreciation of right-of-use assets	79,699	84,159
Amortization of OID	205,225	470,761
Interest on lease liabilities	55,057	8,908
Interest on overdue payables	29,109
Gain (loss) on debt settlement	(189,901)	133,965
Gain (loss) write-off of assets		44,245
Gain (loss) on modification of contract		302,146
Non-employee share-based transaction		(691,924)
Accretion of convertible debentures	226,418	1,355,485
OID on debenture		(100,747)
Interest on loan	231,319
Expected credit loss	(288,500)	(85,920)
Loan payable	753,314	(476,488)
Net change in working capital items
Trade and other receivables	(168,688)	(1,298,125)
Accrued revenues	(2,336)	961,285
Scientific research and experimental development tax credits receivable	(11,981)	149
Inventories	(3,493)	(813,449)
Prepaid expenses	(16,443)	(46,626)
Security deposits and deposits on purchase of goods	(56,898)	798
Trade and other payables	249,101	2,920,935
Customer advances	61,071	266,068
Net cash used in operating activities	(3,041,239)	(2,202,179)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(733,954)	(1,979,020)
Purchase of intangible assets	(140,166)	(54,360)
Net cash used in investing activities	(874,120)	(2,033,380)
FINANCING ACTIVITIES
Lease liabilities		7,965
Proceeds (repayment of) from loan payable	627,255	1,798,965
Proceeds (repayment of) from promissory notes		1,082,213
Proceeds (repayment of) from factoring agreement		150,000
Repayment of promissory notes		(70,000)
Repayment of lease liabilities	(140,729)	(104,908)
Repayment of loan payable	(78,738)	(175,577)
Net cash generated in financing activities	407,788	2,688,658
Net decrease in cash	(3,507,571)	(1,546,901)
Cash, beginning of period	4,665,392	1,171,558
Foreign exchange in translation of foreign operations	(769,097)	488,459
Cash, end of period	388,724	113,116
Non-cash transactions
Non cash - Issue of common share	47,795
Non cash - Issue of warrants	4,804
	$ 52,599